UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2024 (unaudited)

	Face amount	Value
Asset-backed securities — 21.3%
Capital One Prime Auto Receivables Trust,
Series 2021-1, Class A3,
0.770%, due 09/15/26	$2,720,698	$2,638,950
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[1]	4,075,000	4,020,248
Series 2021-1, Class A2,
0.300%, due 06/14/27[1]	204,912	202,858
Series 2022-1, Class A2,
3.910%, due 07/16/29[1]	861,077	850,772
Dell Equipment Finance Trust,
Series 2021-2, Class A3,
0.530%, due 12/22/26[1]	4,186,440	4,159,018
Series 2023-2, Class A3,
5.650%, due 01/22/29[1]	690,000	697,098
DLLST LLC,
Series 2022-1A, Class A4,
3.690%, due 09/20/28[1]	2,500,000	2,465,309
Enterprise Fleet Financing LLC,
Series 2021-3, Class A3,
1.220%, due 08/20/27[1]	2,500,000	2,386,689
Series 2021-3, Class A2,
0.770%, due 08/20/27[1]	2,626,612	2,570,902
Enterprise Fleet Funding LLC,
Series 2021-1, Class A3,
0.700%, due 12/21/26[1]	2,050,000	1,996,880
Ford Credit Auto Owner Trust,
Series 2020-1, Class A,
2.040%, due 08/15/31[1]	3,000,000	2,906,463
Series 2020-2, Class A,
1.060%, due 04/15/33[1]	670,000	627,760
Series 2020-B, Class C,
2.040%, due 12/15/26	2,645,000	2,632,212
Series 2020-B, Class A4,
0.790%, due 11/15/25	2,083,264	2,072,125
Ford Credit Floorplan Master Owner Trust A,
Series 2019-4, Class B,
2.640%, due 09/15/26	2,000,000	1,955,957
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class C,
1.370%, due 01/16/26	3,915,000	3,834,827
Series 2020-4, Class B,
0.730%, due 03/16/26	2,350,000	2,284,096
Series 2020-4, Class A4,
0.500%, due 02/17/26	2,350,000	2,292,882
GreatAmerica Leasing Receivables Funding LLC,
Series 2021-1, Class C,
0.920%, due 12/15/27[1]	1,040,000	995,450
Series 2021-2, Class A3,
0.670%, due 07/15/25[1]	686,881	671,954

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2024 (unaudited)

	Face amount	Value
Asset-backed securities — (continued)
HPEFS Equipment Trust,
Series 2021-2A, Class C,
0.880%, due 09/20/28[1]	$2,498,223	$2,473,523
Series 2023-1A, Class A3,
5.410%, due 02/22/28[1]	1,575,000	1,581,067
Hyundai Auto Lease Securitization Trust,
Series 2021-C, Class B,
0.760%, due 02/17/26[1]	4,000,000	3,977,142
Series 2022-C, Class A4,
4.480%, due 08/17/26[1]	4,300,000	4,267,599
Hyundai Auto Receivables Trust,
Series 2020-B, Class C,
1.600%, due 12/15/26	1,440,000	1,409,065
John Deere Owner Trust,
Series 2022-A, Class A3,
2.320%, due 09/16/26	4,349,700	4,256,799
MMAF Equipment Finance LLC,
Series 2020-BA, Class A3,
0.490%, due 08/14/25[1]	633,850	621,105
Series 2022-B, Class A2,
5.570%, due 09/09/25[1]	812,339	811,458
NextGear Floorplan Master Owner Trust,
Series 2022-1A, Class A2,
2.800%, due 03/15/27[1]	4,000,000	3,893,864
Nissan Auto Lease Trust,
Series 2022-A, Class A4,
3.870%, due 07/15/27	1,350,000	1,337,817
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class C,
1.290%, due 04/15/26[1]	449,483	446,820
Series 2021-AA, Class B,
0.710%, due 08/17/26[1]	1,250,000	1,197,676
Santander Retail Auto Lease Trust,
Series 2021-B, Class C,
1.100%, due 06/20/25[1]	500,000	495,493
Series 2021-C, Class C,
1.110%, due 03/20/26[1]	4,000,000	3,932,156
Series 2021-C, Class B,
0.830%, due 03/20/26[1]	2,500,000	2,473,803
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A,
2.560%, due 11/25/31[1]	2,350,000	2,326,224
USAA Auto Owner Trust,
Series 2022-A, Class B,
5.500%, due 02/15/30[1]	3,629,000	3,638,004
Verizon Master Trust,
Series 2022-2, Class B,
1.830%, due 07/20/28	1,350,000	1,303,645
Series 2022-6, Class A,
3.670%, due 01/22/29	2,500,000	2,453,694

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2024 (unaudited)

	Face amount	Value
Asset-backed securities — (concluded)
Verizon Owner Trust,
Series 2020-C, Class C,
0.770%, due 04/21/25	$2,190,000	$2,183,874
World Omni Auto Receivables Trust,
Series 2021-A, Class A4,
0.480%, due 09/15/26	2,400,000	2,289,984
Series 2022-A, Class A3,
1.660%, due 05/17/27	1,407,299	1,366,547

Total asset-backed securities (cost — $91,381,466)		90,999,809

Commercial paper: 20.8%
Agriculture: 3.5%
Philip Morris International, Inc.
5.340%, due 02/01/24[1]	15,000,000	15,000,000

Auto manufacturers: 8.2%
General Motors Financial Co., Inc.
5.430%, due 02/01/24[1]	20,000,000	20,000,000
Hyundai Capital America
5.410%, due 02/07/24[1]	15,000,000	14,986,475

		34,986,475

Banking-non-U.S.: 5.6%
Banco Santander SA
5.680%, due 03/01/24[1]	4,000,000	3,981,698
BNP Paribas SA
5.600%, due 02/01/24	5,000,000	5,000,000
BPCE SA
5.660%, due 02/01/24[1]	5,000,000	5,000,000
Mizuho Bank Ltd.
5.600%, due 02/02/24[1]	5,000,000	4,999,222
National Bank of Canada
5.620%, due 03/21/24[1]	5,000,000	4,961,753

		23,942,673

Health care providers & services: 3.5%
Humana, Inc.
5.420%, due 02/01/24[1]	15,000,000	15,000,000

Total commercial paper (cost — $88,929,148)		88,929,148

Corporate bonds — 57.1%
Auto manufacturers: 5.9%
American Honda Finance Corp.
Series A,
4.600%, due 04/17/25	4,250,000	4,237,837
Mercedes-Benz Finance North America LLC
5.500%, due 11/27/24[1]	5,000,000	5,006,831
Toyota Motor Credit Corp.
Series B,
Secured Overnight Financing Rate + 0.290%,
5.635%, due 09/13/24[2]	11,000,000	11,000,810

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2024 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Auto manufacturers — (concluded)
Volkswagen Group of America Finance LLC
Secured Overnight Financing Rate + 0.950%,
6.297%, due 06/07/24[1,2]	$5,000,000	$5,005,508

		25,250,986

Banks: 38.2%
ANZ New Zealand International Ltd.
2.166%, due 02/18/25[1]	5,500,000	5,338,021
Bank of America Corp.
Secured Overnight Financing Rate + 1.100%,
6.417%, due 04/25/25[2]	8,000,000	8,011,464
Bank of Montreal
Series H,
4.250%, due 09/14/24	2,500,000	2,479,823
Secured Overnight Financing Rate + 0.320%,
5.641%, due 07/09/24[2]	2,000,000	2,000,084
Bank of New York Mellon Corp.
2.100%, due 10/24/24	4,000,000	3,912,914
Bank of Nova Scotia
5.250%, due 12/06/24	5,000,000	5,000,522
Banque Federative du Credit Mutuel SA
Secured Overnight Financing Rate + 0.410%,
5.770%, due 02/04/25[1,2]	5,000,000	4,993,114
Barclays PLC
3.650%, due 03/16/25	2,500,000	2,452,700
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.420%,
5.739%, due 10/18/24[2]	7,500,000	7,500,432
Citigroup, Inc.
3.300%, due 04/27/25	4,500,000	4,410,898
Commonwealth Bank of Australia
5.079%, due 01/10/25	5,250,000	5,250,689
Cooperatieve Rabobank UA
1.375%, due 01/10/25	4,500,000	4,345,493
Credit Agricole SA
3.875%, due 04/15/24[1]	5,000,000	4,980,768
Federation des Caisses Desjardins du Quebec
Secured Overnight Financing Rate + 0.430%,
5.786%, due 05/21/24[1,2]	4,307,000	4,308,151
Goldman Sachs Group, Inc.
3.625%, due 02/20/24	4,000,000	3,995,663
Secured Overnight Financing Rate + 0.490%,
5.807%, due 10/21/24[2]	5,000,000	4,995,781
HSBC USA, Inc.
5.625%, due 03/17/25	4,000,000	4,024,984
JPMorgan Chase & Co.
Secured Overnight Financing Rate + 0.920%,
6.275%, due 02/24/26[2]	10,000,000	10,020,400

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2024 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (concluded)
Lloyds Banking Group PLC
4.450%, due 05/08/25	$2,000,000	$1,978,648
Macquarie Group Ltd.
6.207%, due 11/22/24[1]	3,250,000	3,268,393
Mitsubishi UFJ Financial Group, Inc.
2.801%, due 07/18/24	5,000,000	4,940,544
Morgan Stanley
Series F,
3.875%, due 04/29/24	5,000,000	4,978,876
National Bank of Canada
Secured Overnight Financing Rate + 0.490%,
5.850%, due 08/06/24[2]	4,960,000	4,961,027
NatWest Markets PLC
Secured Overnight Financing Rate + 0.530%,
5.888%, due 08/12/24[1,2]	7,570,000	7,567,271
Royal Bank of Canada
Secured Overnight Financing Rate + 0.340%,
5.662%, due 10/07/24[2]	10,000,000	9,996,383
Skandinaviska Enskilda Banken AB
3.700%, due 06/09/25[1]	2,000,000	1,968,395
Societe Generale SA
3.875%, due 03/28/24[1]	10,000,000	9,968,300
Sumitomo Mitsui Financial Group, Inc.
2.348%, due 01/15/25	2,500,000	2,433,093
2.448%, due 09/27/24	2,500,000	2,451,422
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.350%,
5.696%, due 09/10/24[2]	7,500,000	7,501,031
Wells Fargo & Co.
3.000%, due 02/19/25	3,000,000	2,938,166
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.300%,
5.656%, due 11/18/24[2]	10,000,000	10,000,780

		162,974,230

Beverages: 0.9%
Diageo Capital PLC
2.125%, due 10/24/24	4,000,000	3,910,638

Biotechnology: 0.9%
Amgen, Inc.
5.250%, due 03/02/25	4,000,000	4,008,865

Diversified financial services: 0.7%
American Express Co.
3.000%, due 10/30/24	3,000,000	2,949,305

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2024 (unaudited)

	Face amount	Value
Corporate bonds — (concluded)
Electric: 3.1%
DTE Energy Co.
Series F,
1.050%, due 06/01/25	$1,250,000	$1,183,600
Eversource Energy
4.200%, due 06/27/24	3,000,000	2,981,716
National Rural Utilities Cooperative Finance Corp.
Series D,
Secured Overnight Financing Rate + 0.330%,
5.649%, due 10/18/24[2]	5,000,000	4,996,898
NextEra Energy Capital Holdings, Inc.
4.255%, due 09/01/24	4,000,000	3,968,637

		13,130,851

Insurance: 2.3%
Metropolitan Life Global Funding I
Secured Overnight Financing Rate + 0.300%,
5.644%, due 09/27/24[1,2]	10,000,000	9,993,543

Pharmaceuticals: 1.2%
AbbVie, Inc.
2.600%, due 11/21/24	5,000,000	4,895,524

Pipelines: 0.9%
Enterprise Products Operating LLC
3.900%, due 02/15/24	4,000,000	3,996,603

Retail: 0.3%
Lowe’s Cos., Inc.
4.000%, due 04/15/25	1,411,000	1,393,686

Semiconductors: 1.2%
Analog Devices, Inc.
Secured Overnight Financing Rate + 0.250%,
5.590%, due 10/01/24[2]	5,000,000	4,998,847

Software: 0.6%
Oracle Corp.
2.950%, due 05/15/25	2,500,000	2,433,762

Telecommunications: 0.9%
Verizon Communications, Inc.
3.376%, due 02/15/25	4,000,000	3,930,374

Total corporate bonds (cost — $243,614,237)		243,867,214

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2024 (unaudited)

	Number of shares	Value
Short-term investments — 0.7%
Investment companies: 0.7%
State Street Institutional U.S. Government Money Market Fund, 5.300%[3] (cost $2,857,317)	2,857,317	$2,857,317

Total investments (cost — $426,782,168) — 99.9%		426,653,488
Other assets in excess of liabilities — 0.1%		587,117

Net assets — 100.0%		$427,240,605

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$90,999,809	$—	$90,999,809
Commercial paper	—	88,929,148	—	88,929,148
Corporate bonds	—	243,867,214	—	243,867,214
Short-term investments	—	2,857,317	—	2,857,317
Total	$—	$426,653,488	$—	$426,653,488

At January 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $203,014,778, represented 47.5% of the Fund’s net assets at period end.

2

Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3	Rates shown reflect yield at January 31, 2024.

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Semiannual report to shareholders dated October 31, 2023.